SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$3,981,239	$3,981,239	$—	$—
Restricted cash	296,322	296,322	—	—
Marketable securities	887,143	887,143	—	—
Warrant liability	(137,313)	—	—	(137,313)
Total	$5,027,391	$5,164,704	$—	$(137,313)

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$2,564,125	$2,564,125	$—	$—
Restricted cash	296,322	296,322	—	—
Investment in trading securities	471,723	471,723	—	—
Warrant liability	(115,793)	—	—	(115,793)
Total	$3,216,377	$3,332,170	$—	$(115,793)

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2017	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,364,652	$1,364,652	$—	$—
Restricted cash	246,322	246,322	—	—
Investment in trading securities	270,309	270,309	—	—
Warrant liability	(1,000)	—	—	(1,000)
Total	$1,880,283	$1,881,283	$—	$(1,000)